VESSELS HELD FOR SALE (Details) $ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2023 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2023 USD ($)
Capesize vessels, Golden Feng and Golden Shui
Long Lived Assets Held-for-sale [Line Items]
Number of vessels held for sale | vessel	2
Proceeds from sale of vessels	$ 43.6
Impairment loss on vessels held for sale	$ 11.8		$ 11.8
Ultramax vessels, Golden Cecilie and Golden Cathrine
Long Lived Assets Held-for-sale [Line Items]
Number of vessels held for sale | vessel		2
Proceeds from sale of vessels		$ 63.0